Supplement to the
Fidelity® Massachusetts Municipal Income Fund
March 31, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Massachusetts Municipal Income Fund has been removed.

MFL-SUM-16-01 1.9880497.100	December 1, 2016